Price Risk Management Assets And Liabilities (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2012 years	Dec. 31, 2011
Asset Derivatives		$ 213,000,000	$ 346,000,000
Derivative Liability, Fair Value, Gross Liability		430,000,000	424,000,000
Option Premiums		7,000,000
Swap maturity term (years)		10
Deposits with counterparties		41,000,000	66,000,000
Payment To Terminate Non Hedged Interest Rate Swaps	102,000,000
ETP [Member]
Expected gains (losses) related to commodity derivatives to be reclassified into earnings over next year related to amounts currently reported in AOCI		(6,000,000)
Regency [Member]
Expected gains (losses) related to commodity derivatives to be reclassified into earnings over next year related to amounts currently reported in AOCI		1,000,000
Southern Union [Member]
Derivative, Net Liability Position, Aggregate Fair Value		4,000,000
Segment, Discontinued Operations [Member]
Asset Derivatives		1,000,000
Derivative Liability, Fair Value, Gross Liability		(8,000,000)
Interest Rate Derivatives [Member] | ETE [Member]
Notional Amount of Derivatives	1,500,000,000
Interest Expense [Member] | Interest Rate Derivatives [Member] | ETE [Member]
Cash Flow Hedge Loss Reclassified to Interest Expense	$ 66,000,000